Olivia P. Adler
Attorney at Law
1614 33rd Street, N.W.
Washington, D.C. 20007
202-337-9090
oadler@comcast.net

October 27, 2011

Securities and Exchange Commission
100 F Street, N.E.,
Washington, DC  20549

Re:	Capstone Church Capital Fund ("Registrant") - File Nos. 333-153482; 811-21662

Dear Sirs:

Enclosed for filing is a definitive proxy statement (“Proxy Statement”) seeking approval from Registrant’s shareholders for a new investment advisory agreement, due to a change in control of the Fund’s investment adviser, election of Trustees, and a change in its fundamental policy regarding repurchase offers, to move the repurchase request deadline forward by one month, from September to August.  Registrant operates as a closed-end interval fund in accordance with Rule 23c-3 (“Rule 23c-3”) under the Investment Company Act of 1940.

Registrant hereby acknowledges that:

•	Registrant is responsible for the adequacy and the accuracy of the disclosure in the Proxy Statement;

•
Comments of the staff of the Securities and Exchange Commission (“SEC”) or changes to disclosure in response to SEC staff comments in the Proxy Statement reviewed by the staff do not foreclose the SEC from taking any action with respect to the Proxy Statement; and

•	Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws.

A separate EDGAR Correspondence filing will describe responses to SEC staff comments.

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler